Goodwill and other intangibles assets (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill and other intangibles assets
Changes in Goodwill
				Robotics &
		Industrial		Discrete	Corporate
($ in millions)	Electrification	Automation	Motion	Automation	and Other	Total
Cost at January 1, 2018	2,969	1,631	2,470	2,445	39	9,554
Accumulated impairment charges	—	—	—	—	(18)	(18)
Balance at January 1, 2018	2,969	1,631	2,470	2,445	21	9,536
Goodwill acquired during the year	1,442	—	—	30	—	1,472
Goodwill allocated to disposals	(31)	—	—	—	—	(31)
Exchange rate differences and other	(104)	(15)	(29)	(65)	—	(213)
Balance at December 31, 2018	4,276	1,616	2,441	2,410	21	10,764
Goodwill acquired during the year(1)	92	—	—	—	—	92
Goodwill allocated to disposals	(18)	—	—	—	—	(18)
Exchange rate differences and other	22	(1)	(5)	(29)	—	(13)
Balance at December 31, 2019	4,372	1,615	2,436	2,381	21	10,825

(1)Amount consists of adjustments arising during the twelve-month measurement period subsequent to the respective acquisition date (see Note 4).

Intangible assets other than goodwill
	December 31,
	2019			2018
	Gross		Net	Gross		Net
	carrying	Accumulated	carrying	carrying	Accumulated	carrying
($ in millions)	amount	amortization	amount	amount	amortization	amount
Capitalized software for internal use	790	(628)	162	779	(586)	193
Capitalized software for sale	29	(29)	—	30	(30)	—
Intangibles other than software:
Customer-related	2,513	(1,005)	1,508	2,609	(909)	1,700
Technology-related	1,056	(722)	334	1,131	(701)	430
Marketing-related	501	(286)	215	483	(240)	243
Other	59	(26)	33	67	(26)	41
Total	4,948	(2,696)	2,252	5,099	(2,492)	2,607

Schedule of additions to intangible assets other than goodwill
($ in millions)	2019	2018
Capitalized software for internal use	42	139
Intangibles other than software:
Customer-related	—	214
Technology-related	—	87
Marketing-related	—	122
Other	—	34
Total	42	596

Schedule of additions to intangible assets other than goodwill related to business combinations
	2018
	Amount	Weighted-average
($ in millions)	acquired	useful life
Capitalized software for internal use	65	2 years
Intangibles other than software:
Customer-related	214	14 years
Technology-related	87	7 years
Marketing-related	122	13 years
Other	34	13 years
Total	522

Amortization expense of intangible assets other than goodwill
($ in millions)	2019	2018	2017
Capitalized software for internal use	74	59	50
Intangibles other than software	271	279	237
Total	345	338	287

Future amortization expense of intangible assets other than goodwill
($ in millions)
2020	337
2021	301
2022	253
2023	233
2024	211
Thereafter	917
Total	2,252